Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property Plant and Equipment [Abstract]
Property, plant and equipment [Text Block]

9.  Property, plant and equipment

					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2024	$226,819	$12,469	$128,228	$11,685	$237	$379,438
Asset additions	14,226	-	4,794	789	-	19,809
Change in decommissioning provision	(1,420)	-	-	-	-	(1,420)
Balance at December 31, 2024	239,625	12,469	133,022	12,474	237	397,827
Asset additions	111,652	-	19,202	2,933	308	134,095
Asset disposals	-	-	-	(31)	-	(31)
Change in decommissioning provision	(1,014)	-	-	-	-	(1,014)
Balance at December 31, 2025	$350,263	$12,469	$152,224	$15,376	$545	$530,877

Accumulated depreciation and depletion
Balance at January 1, 2024	$(132,474)	$-	$(85,440)	$(8,223)	$(200)	$(226,337)
Depreciation/depletion for the year	(14,172)	-	(8,615)	(1,278)	(26)	(24,091)
Balance at December 31, 2024	(146,646)	-	(94,055)	(9,501)	(226)	(250,428)
Depreciation/depletion for the year	(11,233)	-	(7,741)	(2,249)	(11)	(21,234)
Impairment for the year	-	-	(10,400)	-	-	(10,400)
Balance at December 31, 2025	$(157,879)	$-	$(112,196)	$(11,750)	$(237)	$(282,062)

Carrying value
at December 31, 2024	$92,979	$12,469	$38,967	$2,973	$11	$147,399
at December 31, 2025	$192,384	$12,469	$40,028	$3,626	$308	$248,815

Non-current assets are tested for impairment or impairment reversals when events or changes in circumstances suggest that the carrying amount may not be recoverable. An impairment of a hoist at the Galena Complex was identified during the year ended December 31, 2025 where carrying value of $10.4 million was recognized as an impairment loss to plant and equipment. No other impairment or impairment reversal were identified for the year ended December 31, 2025 and 2024 for each of the Company’s cash-generating units, including non-producing properties and properties placed under care and maintenance.

Right-of-use lease assets consist of long-term commitments on mining equipment and office space leases.

The carrying amounts of mineral interests, plant and equipment, and right-of-use lease assets from the Relief Canyon Mine is approximately $16.0 million, $4.4 million, and nil, respectively, as at December 31, 2025 (December 31, 2024: $16.0 million, $7.0 million, and $1.2 million, respectively).

The Company completed the acquisition of the San Felipe property located in Sonora, Mexico on October 8, 2020. As at December 31, 2025, the carrying amount of this property was $12.5 million included in non-producing properties.